Revenue - Advance from Customers (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Advance from customers [Abstract]
Deferred revenues	$ 89,730,633	$ 23,459,478
Down payments	105,418,209
Revenue that was included in deferred revenue	23,459,478	$ 8,263,469
Revenue that was included in down payments	$ 0
Minimum [Member]
Advance from customers [Abstract]
Estimated construction period	24 months
Maximum [Member]
Advance from customers [Abstract]
Estimated construction period	48 months